Segments - Geographic Information by Organizational Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
REVENUE	$ 687,570	$ 665,366	$ 672,695	$ 660,224	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 2,685,855	$ 2,638,024	$ 2,491,325
Long-Lived Assets:
Long-Lived Assets	2,664,694				2,687,061				2,664,694	2,687,061	2,605,732
Americas-United States [Member]
Revenue:
REVENUE									2,186,555	2,149,971	2,018,179
Long-Lived Assets:
Long-Lived Assets	2,432,477				2,446,090				2,432,477	2,446,090	2,373,428
Europe, Middle East & Africa (EMEA) [Member]
Revenue:
REVENUE									311,774	296,705	292,397
Long-Lived Assets:
Long-Lived Assets	204,282				210,902				204,282	210,902	206,598
Asia-Pacific [Member]
Revenue:
REVENUE									163,946	168,046	154,238
Long-Lived Assets:
Long-Lived Assets	25,209				27,787				25,209	27,787	21,599
Americas-Other [Member]
Revenue:
REVENUE									23,580	23,302	26,511
Long-Lived Assets:
Long-Lived Assets	$ 2,726				$ 2,282				$ 2,726	$ 2,282	$ 4,107